UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------------
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager
Filing this Report: OMERS Administration Corporation

Name:  OMERS Administration Corporation
       One University Avenue
       Suite 700
       Toronto
       Ontario  M5J 2P1
       Canada

Form 13F File Number: 028-12070
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  David Estabrooks
Title: Vice President, Financial Services
Phone  (416) 369 2697

Signature, Place, and Date of Signing:


/s/  David Estabrooks         Toronto, ON, Canada         July 23, 2007
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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.     Form 13F File Number 	Name
6201    28-06174                Franklin Templeton Int'l
6207    28-04731                Schroder Asset Mgmt Pacific Rim portfolio
6219    28-06174                Franklin Templeton Emerging Market
6226    28-04134                J.P. Morgan Investment Mgmt Inc.
6228    28-03946                Barclays Global Investors Canada Ltd.
6229    28-05990                Acadian Asset Mgmt Inc.
6230    28-03743                Marathon Asset Mgmt Ltd.
6231    28-01222                Tweedy Browne Co. LLC
6232    28-06518                First State Investments
6251    28-06854                Relational Investor LLC

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   10
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Form 13F Information Table Value Total:   US $ 230,534
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                                          (thousands)

List of Other Included Managers:


None

                  FORM 13F INFORMATION TABLE - June 30, 2007

         COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
                                                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE
ABB LTD                    SPONSORED ADR  000375204         1207    53400   SH         Sole                    53400 0       0
APACHE CORP                COM            037411105        10199   125000   SH         Sole                   125000 0       0
COMCAST CORP NEW           CL A           20030N101        14969   532336   SH         Sole                   532336 0       0
CVS CAREMARK CORP          COM            126650100         6379   175000   SH         Sole                   175000 0       0
DEERE & CO                 COM            244199105        14791   122500   SH         Sole                   122500 0       0
JOHNSON & JOHNSON          COM            478160104        27729   450000   SH         Sole                   450000 0       0
RIO TINTO PLC              SPONSORED ADR  767204100        18367    60000   SH         Sole                    60000 0       0
STREETTRACKS GOLD TR       GOLD SHS       863307104        27315   425000   SH         Sole                   425000 0       0
TRANSOCEAN INC             ORD            G90078109        23846   225000   SH         Sole                   225000 0       0
WARNER CHILCOTT LIMITED    COM            G9435N108        85732  4739166   SH         Sole                  4739166 0       0
Total                                                     230534